INTANGIBLE ASSETS, NET (Details) - USD ($)	Mar. 31, 2022	Mar. 31, 2021	Jul. 27, 2020
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net	$ 1,082,061	$ 428,061
Toronto ESchool [Member]
Finite-Lived Intangible Assets [Line Items]
Deferred tax liability	33,843	33,627
Intangible assets, gross	270,746	269,021
Toronto ESchool [Member] | License [Member]
Finite-Lived Intangible Assets [Line Items]
Net acquisition cost	236,903	235,394
Art Academy [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	0	0
Art Academy [Member] | License [Member]
Finite-Lived Intangible Assets [Line Items]
Net acquisition cost	160,060	159,040	$ 160,060
Impairment loss	(160,060)	0
Conbridge College [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	19,170	0
Impairment loss	(22,408)	0
Conbridge College [Member] | Brand Name [Member]
Finite-Lived Intangible Assets [Line Items]
Net acquisition cost	22,408
Conbridge College [Member] | License [Member]
Finite-Lived Intangible Assets [Line Items]
Net acquisition cost	19,170
Lowell Academy [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	0	0
Impairment loss	(98,437)	0
Lowell Academy [Member] | Brand Name [Member]
Finite-Lived Intangible Assets [Line Items]
Net acquisition cost	88,033
Lowell Academy [Member] | Student List [Member]
Finite-Lived Intangible Assets [Line Items]
Net acquisition cost	10,404
MTM Animation [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	792,145	$ 0
MTM Animation [Member] | Brand Name [Member]
Finite-Lived Intangible Assets [Line Items]
Net acquisition cost	464,974
MTM Animation [Member] | License [Member]
Finite-Lived Intangible Assets [Line Items]
Net acquisition cost	186,319
MTM Animation [Member] | Student List [Member]
Finite-Lived Intangible Assets [Line Items]
Net acquisition cost	$ 140,852